Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 96.52%
Guam: 0.38%
Airport revenue: 0.38%
Guam Port Authority Series 2018B	5.00%	7-1-2035	$ 605,000	$ 707,496
Minnesota: 96.00%
Airport revenue: 2.61%
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014A	5.00	1-1-2029	775,000	853,464
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014A	5.00	1-1-2032	800,000	879,671
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014B	5.00	1-1-2026	1,250,000	1,374,190
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2016C	5.00	1-1-2046	1,000,000	1,188,685
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2016D	5.00	1-1-2041	250,000	292,970
Minneapolis & St. Paul MN Metropolitan Refunding Senior Series A	5.00	1-1-2031	250,000	301,822
				4,890,802
Education revenue: 25.00%
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A	5.50	7-1-2040	750,000	799,423
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2029	590,000	634,844
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2034	500,000	532,631
Columbus MN Charter School New Millennium Academy Project Series 2015A	5.50	7-1-2030	1,000,000	1,026,389
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A	5.25	7-1-2040	500,000	554,280
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2025	125,000	134,576
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2026	100,000	107,510
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2027	100,000	107,061
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	5.25	7-1-2037	400,000	445,405
Forest Lakes MN Charter School Lakes International Language Academy Project Series 2014A	5.50	8-1-2036	500,000	522,120
Ham Lake MN Charter School DaVinci Academy Project Series 2012A	4.00	7-1-2028	370,000	394,585
Ham Lake MN Charter School DaVinci Academy Project Series 2016A	5.00	7-1-2031	625,000	681,307
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A	5.00	7-1-2029	600,000	639,322
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series A	4.00	7-1-2022	480,000	487,949
Minneapolis MN Charter School Northeast College Preparatory Project	5.00	7-1-2055	700,000	755,457
Minneapolis MN Charter School Yinghua Academy Project Series 2013A	5.00	7-1-2023	125,000	130,243
Minnesota HEFAR Bethel University Series 2017	5.00	5-1-2037	1,250,000	1,396,629
See accompanying notes to portfolio of investments

Wells Fargo Minnesota Tax-Free Fund  |  1

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Minnesota HEFAR College of St. Scholastica Series 2019	4.00%	12-1-2040	$1,000,000	$ 1,133,344
Minnesota HEFAR College of St. Scholastica Series 7R	4.25	12-1-2027	400,000	415,156
Minnesota HEFAR Hamline University Series 2017B	5.00	10-1-2035	1,000,000	1,104,741
Minnesota HEFAR St. Benedict College Series 2017	4.00	3-1-2036	410,000	457,297
Minnesota HEFAR St. Catherine University Refunding Bond Series A	5.00	10-1-2025	570,000	661,411
Minnesota HEFAR St. Catherine University Series A	5.00	10-1-2045	2,000,000	2,368,095
Minnesota HEFAR St. Thomas University Series 2019	4.00	10-1-2041	515,000	591,103
Minnesota HEFAR St. Thomas University Series 2019	5.00	10-1-2040	750,000	927,593
Minnesota HEFAR St. Thomas University Series 7U	5.00	4-1-2023	750,000	800,439
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2028	920,000	1,077,141
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2029	750,000	875,692
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2035	750,000	864,356
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds	4.00	11-1-2037	1,715,000	1,803,677
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds	5.00	11-1-2027	500,000	605,062
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds Series 2018	5.00	11-1-2026	700,000	830,880
Minnesota State Colleges & Universities Revenue Fund & Refunding Bonds Series 2017A	5.00	10-1-2027	500,000	610,451
Minnesota State HEFAR St. Johns University	4.00	10-1-2034	200,000	238,441
Minnesota State HEFAR St. Johns University	4.00	10-1-2035	170,000	202,310
Minnesota State HEFAR St. Johns University	4.00	10-1-2039	200,000	235,366
Minnesota State HEFAR St. Johns University	4.00	10-1-2040	200,000	234,657
Minnesota State HEFAR St. Olaf College	4.00	10-1-2046	1,250,000	1,459,551
Minnesota State HEFAR St. Olaf College	4.00	10-1-2050	1,500,000	1,745,297
Minnesota Tender Option Bond Trust Receipts/Certificates Series 2018-XF2760 (Morgan Stanley Bank LIQ) 144Aø	0.25	11-1-2037	1,835,000	1,835,000
Moorhead MN Educational Facilities Bond The Concordia College Corporation Project Series 2016	5.00	12-1-2025	2,000,000	2,209,142
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	4.15	9-1-2024	275,000	283,902
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	5.00	9-1-2034	1,100,000	1,157,040
Rice County MN Educational Facilities Shattuck-St. Mary's School Project 144A	5.00	8-1-2022	930,000	966,539
St. Cloud MN Charter School Lease Revenue Bonds Stride Academy Project Series 2016A	5.00	4-1-2036	750,000	698,681
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2016A	5.25	9-1-2031	1,000,000	1,152,720
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2020	5.00	9-1-2055	400,000	467,836
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities Academy Project Series 2015A	5.00	7-1-2035	925,000	996,092
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities German Immersion School Project Series 2013A	4.00	7-1-2023	80,000	82,487
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities German Immersion School Project Series 2019	5.00	7-1-2055	750,000	835,278
St. Paul MN Housing & RDA Conservatory for Performing Artists Series A	4.00	3-1-2028	150,000	153,092
St. Paul MN Housing & RDA Hope Community Academy Project Series 2015A	5.00	12-1-2034	1,645,000	1,717,597
University of Minnesota Series 2017A	5.00	9-1-2042	770,000	932,575
University of Minnesota Series 2019A	5.00	4-1-2044	2,000,000	2,472,465
See accompanying notes to portfolio of investments

2  |  Wells Fargo Minnesota Tax-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
University of Minnesota State Supported Biomedical Science Series 2011B	5.00%	8-1-2035	$ 500,000	$ 705,033
University of Minnesota State Supported Biomedical Science Series 2011B	5.00	8-1-2036	1,000,000	1,003,493
Woodbury MN Charter School Refunding Bond MSA Building Company Series A	4.00	12-1-2050	500,000	539,183
				46,799,946
GO revenue: 19.96%
Brainerd MN Independent School District #181 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2043	225,000	251,160
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (State School District Credit Program Insured) ¤	0.00	2-1-2033	1,075,000	824,009
Elk River MN Sales Tax Series A	3.00	12-1-2044	2,000,000	2,134,590
Hastings MN Independent School District #200 CAB Series A (State School District Credit Program Insured) ¤	0.00	2-1-2032	1,305,000	1,026,812
Hastings MN Independent School District #200 CAB Series A (State School District Credit Program Insured) ¤	0.00	2-1-2033	1,145,000	863,036
Hennepin County MN Series 2016B	5.00	12-1-2029	450,000	548,272
Hennepin County MN Series 2017C	5.00	12-1-2031	2,000,000	2,432,231
Hennepin County MN Series A	5.00	12-1-2029	2,160,000	2,832,505
Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2025	160,000	181,494
Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2026	185,000	215,926
Minnesota Metropolitan Council Minneapolis-Saint Paul Metropolitan Area Transit Authority	4.00	3-1-2030	1,250,000	1,482,161
Minnesota Series 2018A	5.00	8-1-2032	2,700,000	3,412,907
Minnesota Trunk Highway Series A	5.00	8-1-2032	1,585,000	2,039,082
Minnesota Trunk Highway Series B	4.00	8-1-2031	250,000	296,751
Minnesota Various Purpose Bonds Series 2015A	5.00	8-1-2028	3,400,000	3,983,786
North St. Paul and Maplewood MN Independent School District #622 Facilities Maintenance Series B (State School District Credit Program Insured)	4.00	2-1-2029	2,735,000	3,227,222
Rosemount MN Independent School District #196 School Building Series 2016A (State School District Credit Program Insured)	5.00	2-1-2027	1,500,000	1,780,132
Roseville MN Independent School District #623 School Building Series A (State School District Credit Program Insured)	5.00	2-1-2031	2,090,000	2,518,472
Sartell MN Independent School District #748 St. Stephen Public Schools GO Series 2016A (State School District Credit Program Insured)	5.00	2-1-2027	1,450,000	1,666,950
Shakopee MN Independent School District #720 Series A (State School District Credit Program Insured)	5.00	2-1-2023	1,000,000	1,063,169
Shakopee MN Independent School District #720 Series B (State School District Credit Program Insured)	5.00	2-1-2025	405,000	464,438
St. Cloud MN Series A	4.00	2-1-2028	460,000	534,955
St. Cloud MN Series A	4.00	2-1-2029	475,000	549,211
St. Cloud MN Series A	4.00	2-1-2030	495,000	569,273
St. Francis MN Independent School District #15 Series A (State School District Credit Program Insured)	5.00	2-1-2027	485,000	514,967
St. Francis MN Independent School District #15 Series A (State School District Credit Program Insured)	5.00	2-1-2028	220,000	233,593
See accompanying notes to portfolio of investments

Wells Fargo Minnesota Tax-Free Fund  |  3

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00%	2-1-2030	$ 440,000	$ 495,899
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2032	530,000	593,830
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2033	555,000	620,754
				37,357,587
Health revenue: 15.65%
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2026	750,000	838,480
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2027	500,000	557,559
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2029	300,000	332,417
Duluth MN EDA Health Care Facilities Essentia Health Series A	5.00	2-15-2048	650,000	771,497
Duluth MN EDA Health Care Facilities Essentia Health Series A	5.25	2-15-2053	2,500,000	3,012,560
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013	4.00	4-1-2022	735,000	746,934
Maple Grove MN HCFR Maple Grove Hospital Corporation	5.00	5-1-2030	850,000	1,016,156
Maple Grove MN HCFR North Memorial Health Care Series 2015	5.00	9-1-2023	655,000	710,260
Maple Grove MN HCFR Series 2017	5.00	5-1-2031	500,000	595,367
Maple Grove MN HCFR Series 2017	5.00	5-1-2032	500,000	593,879
Minneapolis & St. Paul MN Housing & RDA Allina Health System	5.00	11-15-2029	1,000,000	1,299,274
Minneapolis & St. Paul MN Housing & RDA Allina Health System Series 2017A	5.00	11-15-2029	1,000,000	1,219,085
Minneapolis MN Health Care System Fairview Health Services Series 2015A	5.00	11-15-2033	2,000,000	2,307,795
Minneapolis MN Health Care System Revenue Refunded Bond Fairview Health Services Series A	5.00	11-15-2049	1,000,000	1,202,888
Plato MN Health Care Facilities Bond Glencoe Regional Health Services Project Series 2017	5.00	4-1-2041	550,000	615,630
Rochester MN Healthcare Facilities Mayo Clinic ø	0.03	11-15-2047	700,000	700,000
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144Aøø	5.85	11-1-2058	750,000	806,893
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2027	700,000	771,776
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2029	725,000	792,019
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2030	2,000,000	2,369,462
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2031	2,000,000	2,367,487
St. Cloud MN Health Care Revenue Centracare Health System Series A	5.00	5-1-2028	300,000	356,161
St. Paul MN Housing & RDA Fairview Health Services Series 2017A	5.00	11-15-2034	565,000	683,036
St. Paul MN Housing & RDA Healthfirst Care Systems Project Series 2015A	5.00	11-15-2027	1,000,000	1,181,209
St. Paul MN Housing & RDA Healthpartners Obligation Group	5.00	7-1-2025	520,000	605,092
See accompanying notes to portfolio of investments

4  |  Wells Fargo Minnesota Tax-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
St. Paul MN Housing & RDA Healthpartners Obligation Group	5.00%	7-1-2031	$2,010,000	$ 2,329,995
Winona MN Health Care Facilities Refunding Bond Series 2012	5.00	7-1-2034	500,000	500,994
				29,283,905
Housing revenue: 6.20%
Minneapolis MN Student Housing Riverton Community Housing Project Series 2014	5.00	8-1-2032	860,000	910,292
Minnesota HFA Series C (Department of Housing and Urban Development Insured)	0.30	2-1-2024	1,500,000	1,496,801
Minnesota HFA Series D (SIFMA Municipal Swap +0.43%)(GNMA / FNMA / FHLMC Insured) ±	0.45	1-1-2045	985,000	987,071
Minnesota HFA State Appropriation Housing	5.00	8-1-2028	200,000	251,750
Minnesota HFA State Appropriation Housing	5.00	8-1-2029	320,000	412,252
Minnesota HFA State Appropriation Housing	5.00	8-1-2030	465,000	610,454
Minnesota Housing Finance Agency Residential Housing Series E (GNMA / FNMA / FHLMC Insured)	1.75	1-1-2028	715,000	735,865
Minnesota Housing Finance Agency Residential Housing Series E (GNMA / FNMA / FHLMC Insured)	1.75	7-1-2028	555,000	570,221
Minnesota Housing Finance Agency State Appropriation Bonds Series 2015A	4.00	8-1-2031	300,000	358,016
Minnesota Housing Finance Agency State Appropriation Bonds Series 2015A	5.00	8-1-2027	1,665,000	1,876,638
Minnesota Housing Finance Agency State Appropriation Bonds Series 2015A	5.00	8-1-2032	500,000	562,651
Oak Park Heights MN Boutwells Landing Project Series 2005 (FHLMC LIQ) ø	0.05	11-1-2035	2,825,000	2,825,000
				11,597,011
Miscellaneous revenue: 15.86%
Anoka Hennepin MN Independent School District #11 Certificate of Participation Series 2014A	5.00	2-1-2034	1,000,000	1,097,222
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2030	250,000	291,118
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2031	250,000	289,233
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2034	300,000	343,908
Duluth MN Independent School District #709 Certificate of Participation Series 2019A	4.00	3-1-2026	700,000	751,735
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (State School District Credit Program Insured)	5.00	2-1-2026	395,000	461,943
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (State School District Credit Program Insured)	5.00	2-1-2028	700,000	858,555
Goodhue County MN Education District #6051 Red Wing Certificate of Participation Series 2014A	5.00	2-1-2029	750,000	830,127
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series A	3.00	2-1-2028	290,000	309,686
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series A	3.00	2-1-2029	300,000	317,707
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series A	3.00	2-1-2030	310,000	325,714
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A	6.00	12-1-2040	1,000,000	1,009,008
See accompanying notes to portfolio of investments

Wells Fargo Minnesota Tax-Free Fund  |  5

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Minnesota General Fund Appropriation Bonds Series 2012B	5.00%	3-1-2027	$2,000,000	$ 2,039,295
Minnesota General Fund Appropriation Bonds Series 2012B	5.00	3-1-2029	2,000,000	2,039,295
Minnesota General Fund Appropriation Bonds Series 2014A	5.00	6-1-2033	1,000,000	1,075,465
Minnesota Legislative Office Facility Project Certificate of Participation Series 2014	5.00	6-1-2023	435,000	469,717
Minnesota Rural Water Finance Authority Public Projects Construction Notes	0.25	8-1-2022	2,750,000	2,750,062
Minnetonka MN Independent School District #276 Certificate of Participation Series 2016F	5.00	2-1-2025	205,000	218,014
Minnetonka MN Independent School District #276 Certificate of Participation Series 2018C	5.75	2-1-2042	2,145,000	2,525,213
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2013A	4.00	2-1-2024	1,100,000	1,149,543
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2015B	5.00	2-1-2034	1,500,000	1,698,869
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2026	500,000	556,799
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2027	1,000,000	1,108,337
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2023	230,000	239,733
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2024	130,000	140,025
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2025	215,000	237,452
St. Cloud MN Independent School District #742 Certificate of Participation Series 2017A	5.00	2-1-2032	500,000	567,346
St. Cloud MN Independent School District #742 Certificate of Participation Series 2017A	5.00	2-1-2034	350,000	396,403
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2028	245,000	284,922
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2029	255,000	294,840
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2030	260,000	299,012
St. Paul MN Independent School District Series C (State School District Credit Program Insured)	5.00	2-1-2030	2,965,000	3,559,455
White Bear Lake MN Refunding Bonds YMCA of Greater Twin Cities Project Series 2018	5.00	6-1-2032	1,000,000	1,148,975
				29,684,728
Resource recovery revenue: 0.72%
Douglas County MN Refunding Bond Solid Waste Series A	5.00	8-1-2030	1,055,000	1,351,299
Tax revenue: 0.85%
Hennepin County MN Series 2019B	5.00	12-15-2031	1,260,000	1,597,852
Transportation revenue: 0.91%
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2026	525,000	562,325
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2027	545,000	580,824
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	5.00	8-1-2025	500,000	556,606
				1,699,755
Utilities revenue: 8.24%
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012	5.00	1-1-2042	1,500,000	1,515,767
See accompanying notes to portfolio of investments

6  |  Wells Fargo Minnesota Tax-Free Fund

Portfolio of investments—September 30, 2021 (unaudited)

		Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A		5.00%	12-1-2026	$ 700,000	$ 737,466
Northern Minnesota Municipal Power Agency Series 2013A		4.00	1-1-2028	450,000	467,511
Northern Minnesota Municipal Power Agency Series 2016		5.00	1-1-2025	205,000	234,071
Northern Minnesota Municipal Power Agency Series 2016		5.00	1-1-2030	520,000	606,032
Northern Minnesota Municipal Power Agency Series 2016		5.00	1-1-2031	350,000	407,747
Northern Minnesota Municipal Power Agency Series 2017		5.00	1-1-2041	400,000	469,853
Rochester MN Electric Utility Revenue Series 2013B		5.00	12-1-2025	315,000	347,330
Rochester MN Electric Utility Revenue Series 2013B		5.00	12-1-2026	250,000	275,659
Rochester MN Electric Utility Revenue Series 2017A		5.00	12-1-2037	500,000	598,522
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A		5.00	1-1-2032	700,000	887,114
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A		5.00	1-1-2033	560,000	707,544
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A		5.00	1-1-2034	615,000	774,577
Southern Minnesota Municipal Power Agency Series A		5.00	1-1-2041	480,000	555,730
St. Paul MN Port Authority District Energy Revenue Series 1		3.00	10-1-2023	200,000	209,923
St. Paul MN Port Authority District Energy Revenue Series 1		3.00	10-1-2027	100,000	110,366
St. Paul MN Port Authority District Energy Revenue Series 1		3.00	10-1-2034	225,000	236,770
St. Paul MN Port Authority District Energy Revenue Series 1		4.00	10-1-2028	400,000	460,220
St. Paul MN Port Authority District Energy Revenue Series 1		4.00	10-1-2041	500,000	550,536
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2027	1,565,000	1,653,890
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2030	1,000,000	1,056,799
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2031	1,000,000	1,173,179
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2032	1,250,000	1,381,747
					15,418,353
					179,681,238
Virgin Islands: 0.14%
Tax revenue: 0.14%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (AGM Insured)		5.00	10-1-2025	245,000	252,508
Total Municipal obligations (Cost $172,872,752)					180,641,242
Total investments in securities (Cost $172,872,752)	96.52%				180,641,242
Other assets and liabilities, net	3.48				6,519,754
Total net assets	100.00%				$187,160,996

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.

See accompanying notes to portfolio of investments

Wells Fargo Minnesota Tax-Free Fund  |  7

Portfolio of investments—September 30, 2021 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
CAB	Capital appreciation bond
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
LIQ	Liquidity agreement
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
See accompanying notes to portfolio of investments

8  |  Wells Fargo Minnesota Tax-Free Fund

Notes to portfolio of investments—September 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$180,641,242	$0	$180,641,242
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended September 30, 2021, the Fund did not have any transfers into/out of Level 3.

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